Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets
Intangible Assets

Note 5 – Intangible Assets

Intangible assets of the Company on September 30, 2021 and December 31, 2020 are summarized as follows:

	September 30, 2021		December 31, 2020
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Intangible assets:
Licenses	$149	$(40)	$147	$(33)
Patents pending	312	—	125	—
Trademarks	9	—	9	—
Total amortized intangible assets	$470	$(40)	$281	$(33)

Amortization expense for intangible assets totaled $2 and $2 for the three months ended September 30, 2021 and 2020, respectively, and $7 and $6 for the nine months ended September 30, 2021 and 2020, respectively. Useful lives of intangible assets range from 3 to 20 years.

Note 5 – Intangible Assets

Intangible assets of the Company at December 31, 2020 and 2019 are summarized as follows:

	2020		2019
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Intangible assets:
Licenses	$147,242	$(32,522)	$137,352	$(23,798)
Patents pending	124,265	—	93,841	—
Trademarks	9,187	—	9,187	—
Trademarks pending	—	—	—	—
Total amortized intangible assets	$280,694	$(32,522)	$240,380	$(23,798)

Amortization expense for intangible assets totaled $8,724 and $7,615 for the years ended December 31, 2020 and 2019, respectively.